Shareholder Report, Holdings (Details)	Oct. 31, 2024
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.31%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Exhange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.12%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.73%)
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.31%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Exhange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.12%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.73%)
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.31%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Exhange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.12%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.73%)
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.31%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Exhange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.12%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.73%)
ALPS | Kotak India ESG Fund | Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.43%
ALPS | Kotak India ESG Fund | Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
ALPS | Kotak India ESG Fund | Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS | Kotak India ESG Fund | Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | Kotak India ESG Fund | Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Kotak India ESG Fund | Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
ALPS | Kotak India ESG Fund | Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
ALPS | Kotak India ESG Fund | Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | Kotak India ESG Fund | Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Kotak India ESG Fund | Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | Kotak India ESG Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
ALPS | Kotak India ESG Fund | Investor Shares | I C I C I Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS | Kotak India ESG Fund | Investor Shares | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Investor Shares | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | Kotak India ESG Fund | Investor Shares | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Kotak India ESG Fund | Investor Shares | Larsenamp Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS | Kotak India ESG Fund | Investor Shares | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS | Kotak India ESG Fund | Investor Shares | Cognizant Technology Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Kotak India ESG Fund | Investor Shares | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS | Kotak India ESG Fund | Investor Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Kotak India ESG Fund | Investor Shares | Ultra Tech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS | Kotak India ESG Fund | Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.43%
ALPS | Kotak India ESG Fund | Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
ALPS | Kotak India ESG Fund | Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS | Kotak India ESG Fund | Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | Kotak India ESG Fund | Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Kotak India ESG Fund | Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
ALPS | Kotak India ESG Fund | Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
ALPS | Kotak India ESG Fund | Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | Kotak India ESG Fund | Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Kotak India ESG Fund | Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | Kotak India ESG Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
ALPS | Kotak India ESG Fund | Class A Shares | I C I C I Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS | Kotak India ESG Fund | Class A Shares | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class A Shares | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | Kotak India ESG Fund | Class A Shares | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Kotak India ESG Fund | Class A Shares | Larsenamp Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS | Kotak India ESG Fund | Class A Shares | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS | Kotak India ESG Fund | Class A Shares | Cognizant Technology Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Kotak India ESG Fund | Class A Shares | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS | Kotak India ESG Fund | Class A Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Kotak India ESG Fund | Class A Shares | Ultra Tech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS | Kotak India ESG Fund | Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.43%
ALPS | Kotak India ESG Fund | Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
ALPS | Kotak India ESG Fund | Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS | Kotak India ESG Fund | Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | Kotak India ESG Fund | Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Kotak India ESG Fund | Class C Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
ALPS | Kotak India ESG Fund | Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class C Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
ALPS | Kotak India ESG Fund | Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | Kotak India ESG Fund | Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Kotak India ESG Fund | Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | Kotak India ESG Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
ALPS | Kotak India ESG Fund | Class C Shares | I C I C I Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS | Kotak India ESG Fund | Class C Shares | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class C Shares | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | Kotak India ESG Fund | Class C Shares | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Kotak India ESG Fund | Class C Shares | Larsenamp Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS | Kotak India ESG Fund | Class C Shares | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS | Kotak India ESG Fund | Class C Shares | Cognizant Technology Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Kotak India ESG Fund | Class C Shares | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS | Kotak India ESG Fund | Class C Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Kotak India ESG Fund | Class C Shares | Ultra Tech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS | Kotak India ESG Fund | Class I Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.43%
ALPS | Kotak India ESG Fund | Class I Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
ALPS | Kotak India ESG Fund | Class I Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS | Kotak India ESG Fund | Class I Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | Kotak India ESG Fund | Class I Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Kotak India ESG Fund | Class I Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
ALPS | Kotak India ESG Fund | Class I Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class I Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
ALPS | Kotak India ESG Fund | Class I Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | Kotak India ESG Fund | Class I Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Kotak India ESG Fund | Class I Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | Kotak India ESG Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
ALPS | Kotak India ESG Fund | Class I Shares | I C I C I Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS | Kotak India ESG Fund | Class I Shares | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class I Shares | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | Kotak India ESG Fund | Class I Shares | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Kotak India ESG Fund | Class I Shares | Larsenamp Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS | Kotak India ESG Fund | Class I Shares | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS | Kotak India ESG Fund | Class I Shares | Cognizant Technology Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Kotak India ESG Fund | Class I Shares | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS | Kotak India ESG Fund | Class I Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Kotak India ESG Fund | Class I Shares | Ultra Tech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS | Kotak India ESG Fund | Class II Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.43%
ALPS | Kotak India ESG Fund | Class II Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
ALPS | Kotak India ESG Fund | Class II Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS | Kotak India ESG Fund | Class II Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
ALPS | Kotak India ESG Fund | Class II Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Kotak India ESG Fund | Class II Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
ALPS | Kotak India ESG Fund | Class II Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class II Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
ALPS | Kotak India ESG Fund | Class II Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
ALPS | Kotak India ESG Fund | Class II Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Kotak India ESG Fund | Class II Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS | Kotak India ESG Fund | Class II Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
ALPS | Kotak India ESG Fund | Class II Shares | I C I C I Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS | Kotak India ESG Fund | Class II Shares | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
ALPS | Kotak India ESG Fund | Class II Shares | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | Kotak India ESG Fund | Class II Shares | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Kotak India ESG Fund | Class II Shares | Larsenamp Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS | Kotak India ESG Fund | Class II Shares | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS | Kotak India ESG Fund | Class II Shares | Cognizant Technology Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Kotak India ESG Fund | Class II Shares | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS | Kotak India ESG Fund | Class II Shares | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Kotak India ESG Fund | Class II Shares | Ultra Tech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS Global Opportunity Fund | Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.48%
ALPS Global Opportunity Fund | Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ALPS Global Opportunity Fund | Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS Global Opportunity Fund | Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Global Opportunity Fund | Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS Global Opportunity Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS Global Opportunity Fund | Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
ALPS Global Opportunity Fund | Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Global Opportunity Fund | Investor Shares | K K Ramp Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Global Opportunity Fund | Investor Shares | Custom 3i Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
ALPS Global Opportunity Fund | Investor Shares | Ares Management L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Global Opportunity Fund | Investor Shares | Hg Capital Trust P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Global Opportunity Fund | Investor Shares | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Opportunity Fund | Investor Shares | Partners Group Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Fund | Investor Shares | Brederode S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Fund | Investor Shares | Intermediate Capital Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS Global Opportunity Fund | Investor Shares | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Global Opportunity Fund | Investor Shares | Harbour Vest Global Private Equity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
ALPS Global Opportunity Fund | Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.48%
ALPS Global Opportunity Fund | Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ALPS Global Opportunity Fund | Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS Global Opportunity Fund | Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Global Opportunity Fund | Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS Global Opportunity Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS Global Opportunity Fund | Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
ALPS Global Opportunity Fund | Class A Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Global Opportunity Fund | Class A Shares | K K Ramp Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Global Opportunity Fund | Class A Shares | Custom 3i Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
ALPS Global Opportunity Fund | Class A Shares | Ares Management L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Global Opportunity Fund | Class A Shares | Hg Capital Trust P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Global Opportunity Fund | Class A Shares | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Opportunity Fund | Class A Shares | Partners Group Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Fund | Class A Shares | Brederode S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Fund | Class A Shares | Intermediate Capital Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS Global Opportunity Fund | Class A Shares | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Global Opportunity Fund | Class A Shares | Harbour Vest Global Private Equity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
ALPS Global Opportunity Fund | Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.48%
ALPS Global Opportunity Fund | Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ALPS Global Opportunity Fund | Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS Global Opportunity Fund | Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Global Opportunity Fund | Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS Global Opportunity Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS Global Opportunity Fund | Class C Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
ALPS Global Opportunity Fund | Class C Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Global Opportunity Fund | Class C Shares | K K Ramp Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Global Opportunity Fund | Class C Shares | Custom 3i Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
ALPS Global Opportunity Fund | Class C Shares | Ares Management L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Global Opportunity Fund | Class C Shares | Hg Capital Trust P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Global Opportunity Fund | Class C Shares | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Opportunity Fund | Class C Shares | Partners Group Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Fund | Class C Shares | Brederode S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Fund | Class C Shares | Intermediate Capital Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS Global Opportunity Fund | Class C Shares | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Global Opportunity Fund | Class C Shares | Harbour Vest Global Private Equity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
ALPS Global Opportunity Fund | Class I Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.48%
ALPS Global Opportunity Fund | Class I Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ALPS Global Opportunity Fund | Class I Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS Global Opportunity Fund | Class I Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Global Opportunity Fund | Class I Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS Global Opportunity Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS Global Opportunity Fund | Class I Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
ALPS Global Opportunity Fund | Class I Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Global Opportunity Fund | Class I Shares | K K Ramp Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Global Opportunity Fund | Class I Shares | Custom 3i Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
ALPS Global Opportunity Fund | Class I Shares | Ares Management L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Global Opportunity Fund | Class I Shares | Hg Capital Trust P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Global Opportunity Fund | Class I Shares | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Opportunity Fund | Class I Shares | Partners Group Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Fund | Class I Shares | Brederode S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Fund | Class I Shares | Intermediate Capital Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS Global Opportunity Fund | Class I Shares | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Global Opportunity Fund | Class I Shares | Harbour Vest Global Private Equity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
ALPS Global Opportunity Fund | Class R Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.48%
ALPS Global Opportunity Fund | Class R Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ALPS Global Opportunity Fund | Class R Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS Global Opportunity Fund | Class R Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Global Opportunity Fund | Class R Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS Global Opportunity Fund | Class R Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS Global Opportunity Fund | Class R Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
ALPS Global Opportunity Fund | Class R Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Global Opportunity Fund | Class R Shares | K K Ramp Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Global Opportunity Fund | Class R Shares | Custom 3i Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
ALPS Global Opportunity Fund | Class R Shares | Ares Management L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
ALPS Global Opportunity Fund | Class R Shares | Hg Capital Trust P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS Global Opportunity Fund | Class R Shares | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
ALPS Global Opportunity Fund | Class R Shares | Partners Group Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Global Opportunity Fund | Class R Shares | Brederode S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Fund | Class R Shares | Intermediate Capital Group P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS Global Opportunity Fund | Class R Shares | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Global Opportunity Fund | Class R Shares | Harbour Vest Global Private Equity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.98%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
ALPS | Balanced Opportunity Fund | Investor Class Shares | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Investor Class Shares | A L P S Smith Core Plus Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | Balanced Opportunity Fund | Investor Class Shares | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS | Balanced Opportunity Fund | Investor Class Shares | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | Balanced Opportunity Fund | Investor Class Shares | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Balanced Opportunity Fund | Investor Class Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Balanced Opportunity Fund | Class A Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.98%
ALPS | Balanced Opportunity Fund | Class A Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Balanced Opportunity Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
ALPS | Balanced Opportunity Fund | Class A Shares | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class A Shares | A L P S Smith Core Plus Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class A Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | Balanced Opportunity Fund | Class A Shares | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
ALPS | Balanced Opportunity Fund | Class A Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS | Balanced Opportunity Fund | Class A Shares | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Balanced Opportunity Fund | Class A Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS | Balanced Opportunity Fund | Class A Shares | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Balanced Opportunity Fund | Class A Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | Balanced Opportunity Fund | Class A Shares | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Balanced Opportunity Fund | Class A Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Balanced Opportunity Fund | Class C Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.98%
ALPS | Balanced Opportunity Fund | Class C Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Balanced Opportunity Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
ALPS | Balanced Opportunity Fund | Class C Shares | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class C Shares | A L P S Smith Core Plus Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class C Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | Balanced Opportunity Fund | Class C Shares | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
ALPS | Balanced Opportunity Fund | Class C Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS | Balanced Opportunity Fund | Class C Shares | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Balanced Opportunity Fund | Class C Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS | Balanced Opportunity Fund | Class C Shares | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Balanced Opportunity Fund | Class C Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | Balanced Opportunity Fund | Class C Shares | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Balanced Opportunity Fund | Class C Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Balanced Opportunity Fund | Class I Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.98%
ALPS | Balanced Opportunity Fund | Class I Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Balanced Opportunity Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
ALPS | Balanced Opportunity Fund | Class I Shares | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class I Shares | A L P S Smith Core Plus Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.71%
ALPS | Balanced Opportunity Fund | Class I Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | Balanced Opportunity Fund | Class I Shares | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
ALPS | Balanced Opportunity Fund | Class I Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS | Balanced Opportunity Fund | Class I Shares | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Balanced Opportunity Fund | Class I Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS | Balanced Opportunity Fund | Class I Shares | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Balanced Opportunity Fund | Class I Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | Balanced Opportunity Fund | Class I Shares | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Balanced Opportunity Fund | Class I Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
RiverFront Asset Allocation Growth & Income | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
RiverFront Asset Allocation Growth & Income | Investor Shares | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.31%
RiverFront Asset Allocation Growth & Income | Investor Shares | Traditional Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%
RiverFront Asset Allocation Growth & Income | Investor Shares | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
RiverFront Asset Allocation Growth & Income | Investor Shares | Alternative Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Investor Shares | River Front Dynamic U S Dividend Advantage E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
RiverFront Asset Allocation Growth & Income | Investor Shares | First Trust River Front Dynamic Developed International E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
RiverFront Asset Allocation Growth & Income | Investor Shares | J P Morgan Equity Premium Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
RiverFront Asset Allocation Growth & Income | Investor Shares | Vanguard 174 Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
RiverFront Asset Allocation Growth & Income | Investor Shares | I Shares 174 Core Samp P 500174 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
RiverFront Asset Allocation Growth & Income | Investor Shares | River Front Dynamic Core Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
RiverFront Asset Allocation Growth & Income | Investor Shares | I Shares 174 Core Samp P 500174 U S Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
RiverFront Asset Allocation Growth & Income | Investor Shares | A L P S Active Equity Opportunity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
RiverFront Asset Allocation Growth & Income | Investor Shares | First Trust River Front Dynamic Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
RiverFront Asset Allocation Growth & Income | Investor Shares | Riverfront Strategic Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
RiverFront Asset Allocation Growth & Income | Class A Shares | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.31%
RiverFront Asset Allocation Growth & Income | Class A Shares | Traditional Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%
RiverFront Asset Allocation Growth & Income | Class A Shares | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
RiverFront Asset Allocation Growth & Income | Class A Shares | Alternative Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class A Shares | River Front Dynamic U S Dividend Advantage E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
RiverFront Asset Allocation Growth & Income | Class A Shares | First Trust River Front Dynamic Developed International E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
RiverFront Asset Allocation Growth & Income | Class A Shares | J P Morgan Equity Premium Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
RiverFront Asset Allocation Growth & Income | Class A Shares | Vanguard 174 Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
RiverFront Asset Allocation Growth & Income | Class A Shares | I Shares 174 Core Samp P 500174 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
RiverFront Asset Allocation Growth & Income | Class A Shares | River Front Dynamic Core Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
RiverFront Asset Allocation Growth & Income | Class A Shares | I Shares 174 Core Samp P 500174 U S Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
RiverFront Asset Allocation Growth & Income | Class A Shares | A L P S Active Equity Opportunity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
RiverFront Asset Allocation Growth & Income | Class A Shares | First Trust River Front Dynamic Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
RiverFront Asset Allocation Growth & Income | Class A Shares | Riverfront Strategic Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
RiverFront Asset Allocation Growth & Income | Class C Shares | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.31%
RiverFront Asset Allocation Growth & Income | Class C Shares | Traditional Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%
RiverFront Asset Allocation Growth & Income | Class C Shares | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
RiverFront Asset Allocation Growth & Income | Class C Shares | Alternative Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class C Shares | River Front Dynamic U S Dividend Advantage E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
RiverFront Asset Allocation Growth & Income | Class C Shares | First Trust River Front Dynamic Developed International E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
RiverFront Asset Allocation Growth & Income | Class C Shares | J P Morgan Equity Premium Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
RiverFront Asset Allocation Growth & Income | Class C Shares | Vanguard 174 Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
RiverFront Asset Allocation Growth & Income | Class C Shares | I Shares 174 Core Samp P 500174 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
RiverFront Asset Allocation Growth & Income | Class C Shares | River Front Dynamic Core Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
RiverFront Asset Allocation Growth & Income | Class C Shares | I Shares 174 Core Samp P 500174 U S Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
RiverFront Asset Allocation Growth & Income | Class C Shares | A L P S Active Equity Opportunity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
RiverFront Asset Allocation Growth & Income | Class C Shares | First Trust River Front Dynamic Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
RiverFront Asset Allocation Growth & Income | Class C Shares | Riverfront Strategic Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
RiverFront Asset Allocation Growth & Income | Class I Shares | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.31%
RiverFront Asset Allocation Growth & Income | Class I Shares | Traditional Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%
RiverFront Asset Allocation Growth & Income | Class I Shares | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
RiverFront Asset Allocation Growth & Income | Class I Shares | Alternative Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
RiverFront Asset Allocation Growth & Income | Class I Shares | River Front Dynamic U S Dividend Advantage E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
RiverFront Asset Allocation Growth & Income | Class I Shares | First Trust River Front Dynamic Developed International E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
RiverFront Asset Allocation Growth & Income | Class I Shares | J P Morgan Equity Premium Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
RiverFront Asset Allocation Growth & Income | Class I Shares | Vanguard 174 Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
RiverFront Asset Allocation Growth & Income | Class I Shares | I Shares 174 Core Samp P 500174 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
RiverFront Asset Allocation Growth & Income | Class I Shares | River Front Dynamic Core Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
RiverFront Asset Allocation Growth & Income | Class I Shares | I Shares 174 Core Samp P 500174 U S Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
RiverFront Asset Allocation Growth & Income | Class I Shares | A L P S Active Equity Opportunity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
RiverFront Asset Allocation Growth & Income | Class I Shares | First Trust River Front Dynamic Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
RiverFront Asset Allocation Growth & Income | Class I Shares | Riverfront Strategic Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.34%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Investor Shares | R E I T S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.04%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 437507312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 42503152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 45004152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 45005152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Danske Bank A S 1 Y U S T I 21001092026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Gray Oak Pipeline L L C 26010152025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.34%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class A Shares | R E I T S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.04%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 437507312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 42503152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 45004152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 45005152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Short Duration Bond Fund | Class A Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Danske Bank A S 1 Y U S T I 21001092026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class A Shares | Gray Oak Pipeline L L C 26010152025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.34%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class C Shares | R E I T S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.04%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 437507312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 42503152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 45004152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 45005152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Short Duration Bond Fund | Class C Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Danske Bank A S 1 Y U S T I 21001092026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class C Shares | Gray Oak Pipeline L L C 26010152025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.34%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class I Shares | R E I T S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.04%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 437507312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 42503152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 45004152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 45005152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Short Duration Bond Fund | Class I Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Danske Bank A S 1 Y U S T I 21001092026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class I Shares | Gray Oak Pipeline L L C 26010152025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS | Smith Total Return Bond Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Investor Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.52%
ALPS | Smith Total Return Bond Fund | Investor Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
ALPS | Smith Total Return Bond Fund | Investor Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS | Smith Total Return Bond Fund | Investor Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Total Return Bond Fund | Investor Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Total Return Bond Fund | Investor Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Total Return Bond Fund | Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund | Investor Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | Smith Total Return Bond Fund | Investor Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS | Smith Total Return Bond Fund | Investor Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Total Return Bond Fund | Investor Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
ALPS | Smith Total Return Bond Fund | Investor Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
ALPS | Smith Total Return Bond Fund | Investor Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS | Smith Total Return Bond Fund | Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
ALPS | Smith Total Return Bond Fund | Investor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund | Investor Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.47%
ALPS | Smith Total Return Bond Fund | Investor Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%
ALPS | Smith Total Return Bond Fund | Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
ALPS | Smith Total Return Bond Fund | Investor Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Bond 412508152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Bond 462505152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Bond 462505152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ALPS | Smith Total Return Bond Fund | Investor Shares | U S Treasury Note 412510312029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS | Smith Total Return Bond Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class A Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.52%
ALPS | Smith Total Return Bond Fund | Class A Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
ALPS | Smith Total Return Bond Fund | Class A Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS | Smith Total Return Bond Fund | Class A Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Total Return Bond Fund | Class A Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Total Return Bond Fund | Class A Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Total Return Bond Fund | Class A Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund | Class A Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | Smith Total Return Bond Fund | Class A Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS | Smith Total Return Bond Fund | Class A Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Total Return Bond Fund | Class A Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
ALPS | Smith Total Return Bond Fund | Class A Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
ALPS | Smith Total Return Bond Fund | Class A Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS | Smith Total Return Bond Fund | Class A Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
ALPS | Smith Total Return Bond Fund | Class A Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.47%
ALPS | Smith Total Return Bond Fund | Class A Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%
ALPS | Smith Total Return Bond Fund | Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
ALPS | Smith Total Return Bond Fund | Class A Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class A Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Bond 412508152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Bond 462505152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Bond 462505152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ALPS | Smith Total Return Bond Fund | Class A Shares | U S Treasury Note 412510312029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS | Smith Total Return Bond Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class C Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.52%
ALPS | Smith Total Return Bond Fund | Class C Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
ALPS | Smith Total Return Bond Fund | Class C Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS | Smith Total Return Bond Fund | Class C Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Total Return Bond Fund | Class C Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Total Return Bond Fund | Class C Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Total Return Bond Fund | Class C Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund | Class C Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | Smith Total Return Bond Fund | Class C Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS | Smith Total Return Bond Fund | Class C Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Total Return Bond Fund | Class C Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
ALPS | Smith Total Return Bond Fund | Class C Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
ALPS | Smith Total Return Bond Fund | Class C Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS | Smith Total Return Bond Fund | Class C Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
ALPS | Smith Total Return Bond Fund | Class C Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class C Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.47%
ALPS | Smith Total Return Bond Fund | Class C Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%
ALPS | Smith Total Return Bond Fund | Class C Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
ALPS | Smith Total Return Bond Fund | Class C Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class C Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Bond 412508152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Bond 462505152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Bond 462505152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ALPS | Smith Total Return Bond Fund | Class C Shares | U S Treasury Note 412510312029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS | Smith Total Return Bond Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class I Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.52%
ALPS | Smith Total Return Bond Fund | Class I Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
ALPS | Smith Total Return Bond Fund | Class I Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS | Smith Total Return Bond Fund | Class I Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Total Return Bond Fund | Class I Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Total Return Bond Fund | Class I Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
ALPS | Smith Total Return Bond Fund | Class I Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund | Class I Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | Smith Total Return Bond Fund | Class I Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS | Smith Total Return Bond Fund | Class I Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Total Return Bond Fund | Class I Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
ALPS | Smith Total Return Bond Fund | Class I Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
ALPS | Smith Total Return Bond Fund | Class I Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS | Smith Total Return Bond Fund | Class I Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
ALPS | Smith Total Return Bond Fund | Class I Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund | Class I Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.47%
ALPS | Smith Total Return Bond Fund | Class I Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%
ALPS | Smith Total Return Bond Fund | Class I Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
ALPS | Smith Total Return Bond Fund | Class I Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Note 35009302026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Note 37508312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Note 35009302029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Note 487505312026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class I Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Bond 412508152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Bond 462505152044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Bond 462505152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ALPS | Smith Total Return Bond Fund | Class I Shares | U S Treasury Note 412510312029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Food Dairy Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.02%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | U B S Group A G 1 D U S S O F R 39208122033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | National Rural Utilities Cooperative Finance Corp 3 M U S S O F R 31704302043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Six Flags Entertainment Corp 72505152031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Fortrea Holdings Inc 75007012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Penn Entertainment Inc 56301152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Chobani L L C 1 M U S S O F R 37510252027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Discover Bank 5 Y U S T I 17308092028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | Kennedy Wilson Inc 47502012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Food Dairy Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.02%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
ALPS | Smith Credit Opportunities Fund | Class A Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS | Smith Credit Opportunities Fund | Class A Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Credit Opportunities Fund | Class A Shares | U B S Group A G 1 D U S S O F R 39208122033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS | Smith Credit Opportunities Fund | Class A Shares | National Rural Utilities Cooperative Finance Corp 3 M U S S O F R 31704302043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Six Flags Entertainment Corp 72505152031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Fortrea Holdings Inc 75007012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Penn Entertainment Inc 56301152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Chobani L L C 1 M U S S O F R 37510252027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Discover Bank 5 Y U S T I 17308092028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Credit Opportunities Fund | Class A Shares | Kennedy Wilson Inc 47502012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Food Dairy Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.02%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
ALPS | Smith Credit Opportunities Fund | Class C Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS | Smith Credit Opportunities Fund | Class C Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Credit Opportunities Fund | Class C Shares | U B S Group A G 1 D U S S O F R 39208122033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS | Smith Credit Opportunities Fund | Class C Shares | National Rural Utilities Cooperative Finance Corp 3 M U S S O F R 31704302043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Six Flags Entertainment Corp 72505152031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Fortrea Holdings Inc 75007012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Penn Entertainment Inc 56301152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Chobani L L C 1 M U S S O F R 37510252027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Discover Bank 5 Y U S T I 17308092028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Credit Opportunities Fund | Class C Shares | Kennedy Wilson Inc 47502012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Diversified Finan Serv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Other Industrieseachlessthan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Food Dairy Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.02%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
ALPS | Smith Credit Opportunities Fund | Class I Shares | U S Treasury Bond 387508152034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS | Smith Credit Opportunities Fund | Class I Shares | U S Treasury Bond 42508152054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Credit Opportunities Fund | Class I Shares | U B S Group A G 1 D U S S O F R 39208122033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS | Smith Credit Opportunities Fund | Class I Shares | National Rural Utilities Cooperative Finance Corp 3 M U S S O F R 31704302043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Six Flags Entertainment Corp 72505152031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Fortrea Holdings Inc 75007012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Penn Entertainment Inc 56301152027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Chobani L L C 1 M U S S O F R 37510252027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Discover Bank 5 Y U S T I 17308092028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Credit Opportunities Fund | Class I Shares | Kennedy Wilson Inc 47502012030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | CoreCommodity Natural Resources ETF Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
ALPS | CoreCommodity Natural Resources ETF Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ALPS | CoreCommodity Natural Resources ETF Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
ALPS | CoreCommodity Natural Resources ETF Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.47%
ALPS | CoreCommodity Natural Resources ETF Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.59%
ALPS | CoreCommodity Natural Resources ETF Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
ALPS | CoreCommodity Natural Resources ETF Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
ALPS | CoreCommodity Natural Resources ETF Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
ALPS | CoreCommodity Natural Resources ETF Shares | Cash Cash Equivalentsamp Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
ALPS | CoreCommodity Natural Resources ETF Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
ALPS | CoreCommodity Natural Resources ETF Shares | C N H Industrial N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
ALPS | CoreCommodity Natural Resources ETF Shares | F M C Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | CoreCommodity Natural Resources ETF Shares | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
ALPS | CoreCommodity Natural Resources ETF Shares | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
ALPS | CoreCommodity Natural Resources ETF Shares | Boliden A B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS | CoreCommodity Natural Resources ETF Shares | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | CoreCommodity Natural Resources ETF Shares | Hormel Foods Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | CoreCommodity Natural Resources ETF Shares | B 2 Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS | CoreCommodity Natural Resources ETF Shares | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | CoreCommodity Natural Resources ETF Shares | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%